Document and Entity Information	Jun. 20, 2023
Cover [Abstract]
Entity Registrant Name	NEXSTAR MEDIA GROUP, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001142417
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 20, 2023
Entity Emerging Growth Company	false
Securities Act File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	972
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ